The European Equity Fund, Inc.

Schedule of Investments	as of March 31, 2023 (Unaudited)

	Shares	Value ($)
Common Stocks 95.3%
France 22.6%
Banks 1.1%
BNP Paribas SA	12,269	736,032

Beverages 1.5%
Pernod Ricard SA	4,349	986,238

Building Products 1.7%
Cie de Saint-Gobain	20,284	1,153,164

Construction & Engineering 1.9%
Vinci SA	11,305	1,298,666

Financial Services 1.0%
Worldline SA 144A*	16,049	682,033

Insurance 2.7%
AXA SA	59,773	1,829,298

IT Services 1.1%
Capgemini SE	3,948	732,500

Media 1.3%
Vivendi SE	85,716	866,193

Oil, Gas & Consumable Fuels 2.8%
TotalEnergies SE	32,509	1,920,228

Personal Care Products 1.3%
L'Oreal SA	1,926	860,660

Pharmaceuticals 2.1%
Sanofi	13,278	1,446,250

Professional Services 2.1%
Bureau Veritas SA	24,231	696,939
Teleperformance	3,059	736,911
		1,433,850
Textiles, Apparel & Luxury Goods 2.0%
LVMH Moet Hennessy Louis Vuitton SE	1,510	1,385,463

Total France (Cost $15,204,076)		15,330,575

Germany 17.6%
Air Freight & Logistics 2.0%
Deutsche Post AG (Registered)†	28,471	1,333,057

Diversified Telecommunication Services 1.9%
Deutsche Telekom AG (Registered)	52,349	1,271,322

Independent Power & Renewable Electricity Producers 1.7%
RWE AG	26,621	1,146,642

Insurance 3.0%
Allianz SE (Registered)	8,894	2,056,546

Interactive Media & Services 1.1%
Scout24 SE 144A	12,841	763,231

Pharmaceuticals 2.0%
Merck KGaA	7,201	1,342,311

Semiconductors & Semiconductor Equipment 2.2%

Infineon Technologies AG	36,218	1,482,877

	Shares	Value ($)
Software 1.3%
SAP SE	7,220	910,520

Textiles, Apparel & Luxury Goods 0.8%
adidas AG	3,033	536,467

Trading Companies & Distributors 1.6%
Brenntag SE	14,828	1,114,958

Total Germany (Cost $10,893,096)		11,957,931

United Kingdom 13.6%
Banks 2.9%
HSBC Holdings PLC	293,810	1,997,200

Commercial Services & Supplies 1.2%
Rentokil Initial PLC	115,540	845,259

Hotels, Restaurants & Leisure 2.5%
Compass Group PLC	67,024	1,684,989

Media 1.2%
Informa PLC	91,341	782,307

Oil, Gas & Consumable Fuels 1.6%
Shell PLC	36,870	1,052,525

Pharmaceuticals 1.8%
AstraZeneca PLC	8,552	1,187,829

Professional Services 1.6%
RELX PLC	33,069	1,070,582

Trading Companies & Distributors 0.9%
Ashtead Group PLC	10,049	616,110

Total United Kingdom (Cost $7,601,032)		9,236,801

Switzerland 12.5%
Chemicals 1.6%
Sika AG (Registered)	3,834	1,072,462

Food Products 3.4%
Nestle SA (Registered)	18,952	2,312,667

Health Care Equipment & Supplies 1.2%
Straumann Holding AG (Registered)	5,467	816,100

Life Sciences Tools & Services 1.4%
Lonza Group AG (Registered)	1,597	957,081

Pharmaceuticals 2.3%
Roche Holding AG	5,563	1,589,298

Semiconductors & Semiconductor Equipment 2.6%
STMicroelectronics NV	32,878	1,748,929

Total Switzerland (Cost $8,124,958)		8,496,537

Netherlands 10.4%
Automobiles 1.2%
Stellantis NV	43,160	784,879

Banks 3.8%
ABN AMRO Bank NV (CVA) 144A	45,433	721,753
ING Groep NV	153,605	1,824,296
		2,546,049

Chemicals 1.2%
Koninklijke DSM NV	6,971	823,369

	Shares	Value ($)
Entertainment 1.3%
Universal Music Group NV	35,928	909,812

Semiconductors & Semiconductor Equipment 2.9%
ASML Holding NV	2,940	1,997,266

Total Netherlands (Cost $5,278,819)		7,061,375

Denmark 7.2%
Air Freight & Logistics 2.0%
DSV A/S	7,182	1,389,575

Electric Utilities 0.8%
Orsted A/S 144A	6,567	558,808

Pharmaceuticals 4.3%
Novo Nordisk A/S ''B''	18,535	2,935,429

Total Denmark (Cost $3,015,480)		4,883,812

Sweden 4.2%
Banks 2.9%
Svenska Handelsbanken AB ''A''†	69,280	600,395
Swedbank AB ''A''†	85,000	1,395,116
		1,995,511
Machinery 1.3%
Atlas Copco AB ''A''	68,091	863,987

Total Sweden (Cost $2,674,787)		2,859,498

Ireland 4.2%
Construction Materials 2.8%
CRH PLC	37,229	1,880,055

Containers & Packaging 1.4%
Smurfit Kappa Group PLC	26,343	954,048

Total Ireland (Cost $3,298,822)		2,834,103

Spain 2.0%
Banks 2.0%
Banco Santander SA (Cost $1,404,728)	361,862	1,347,100

Australia 0.9%
Metals & Mining 0.9%
BHP Group Ltd. (Cost $286,514) (a)	19,816	627,192

Total Common Stocks (Cost $57,782,312)		64,634,924
Preferred Stocks 2.2%
Germany 2.2%
Automobiles 2.2%
Porsche Automobil Holding SE	12,572	722,926
Volkswagen AG	5,686	776,255
		1,499,181
Total Germany (Cost $2,520,052)		1,499,181

Total Preferred Stocks (Cost $2,520,052)		1,499,181

Securities Lending Collateral 3.8%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.66% (Cost 2,543,117) (b)(c)	2,543,117	2,543,117

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 4.78% (Cost $1,073,657) (c)	1,073,657	1,073,657

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $63,919,138)	102.9	69,750,879
Other Assets and Liabilities, Net	(2.9)	(1,954,591)
Net Assets	100.0	67,796,288

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies,

please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 3.8%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.66% (b)(c)
–	2,543,117(d)	–	–	–	351	–	2,543,117	2,543,117
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 4.78% (c)
1,312,005	2,169,102	2,407,450	–	–	14,292	–	1,073,657	1,073,657
1,312,005	4,712,219	2,407,450	–	–	14,643	–	3,616,774	3,616,774

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2023 amounted to $2,057,600, which is 3.0% of net assets.
(a)	BHP Group PLC is domiciled in Australia and is listed on the London Stock Exchange.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (e)
France	$15,330,575	$—	$—	$15,330,575
Germany	13,457,112	—	—	13,457,112
United Kingdom	9,236,801	—	—	9,236,801
Switzerland	8,496,537	—	—	8,496,537
Netherlands	7,061,375	—	—	7,061,375
Denmark	4,883,812	—	—	4,883,812
Sweden	2,859,498	—	—	2,859,498
Ireland	2,834,103	—	—	2,834,103
Spain	1,347,100	—	—	1,347,100
Australia	627,192	—	—	627,192
Short-Term Instruments (e)	3,616,774	—	—	3,616,774
Total	$69,750,879	$—	$—	$69,750,879

(e) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EEA-PH3

R-080548-2 (1/25)